RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are units of pooled separate accounts or collective trust funds managed by Principal Life Insurance Company or affiliates thereof. Principal Life Insurance Company is the Trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Plan for the investment management and recordkeeping services amounted to $140,307 and $99,911 for the years ended December 31, 2025 and 2024, respectively.

The Plan invests in common stock of the Company. At December 31, 2025 and 2024, the Plan held 14,861 and 17,615 shares of Company common stock, with fair values of $617,038 and $720,645, respectively. During the years ended December 31, 2025 and 2024, the Plan received cash dividends totaling $23,076 and $24,774, respectively, on shares of Company common stock.